Investments in Other Companies - Unconsolidated structured entities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of investments in unconsolidated companies
Balance at beginning of the period	$ 42,252	$ 35,771	$ 30,314
Capital increase	671
Participation in net income	6,039	6,811	5,511
Dividends received	(552)	(411)	(484)
Other	32	81	430
Balance at end of the period	48,442	42,252	35,771
Impairment recognized	$ 0	$ 0	$ 0